Deposits, prepayments and other receivables	6 Months Ended
Jun. 30, 2025
Deposits Prepayments And Other Receivables
Deposits, prepayments and other receivables

Note 5 - Deposits, prepayments and other receivables

At June 30, 2025 and December 31, 2024, deposits, prepayments and other receivables consisted of the following:

	December 31,	June 30,
	2024	2025
	S$’000	S$’000
Deposits	32	8
Prepayments	1,286	1,468
Other receivables	53	40
	$1,371	1,516

Prepayments are costs incurred directly related to the proposed Public Offering and will be charged against the proceeds received upon completion of the offering, should the offering be unsuccessful, these deferred costs will be charged to the statement of operations.